Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of September 30, 2013 the Company had commitments under two shipbuilding contracts and six MoAs for the acquisition of eight newbuild vessels. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending September 30	Sellers	Manager	Total
2014	$101,552	$3,371	$104,923
2015	99,168	2,555	101,723
2016	17,325	625	17,950
Total	$218,045	$6,551	$224,596